INCOME TAXES (FY)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
NOTE K - INCOME TAXES

The approximate amount of significant components of the provision for income taxes for the years ended December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Current tax provision	$221	$34
Deferred tax provision	1,373	843
Provision for income taxes	$1,594	$877

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	December 31, 2017	December 31, 2016
Dollars in thousands
Tax computed at the statutory rate	$679	$754
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	57	128

Effect of rate revaluation	936	-
Other permanent differences	(78)	(5)
Provision for income taxes	$1,594	$877

The Company recognized income tax expense of $1,594,000, for an effective tax rate of 79.8%, in 2017 compared to $877,000, for an effective tax rate of 39.5%, in 2016. The effective income tax rates differed from the U.S. statutory federal income tax rate of 34% during the comparable periods primarily due to the effect of tax-exempt income from loans, securities and life insurance policies and changes in enacted tax rates.

The effective tax rate for 2017 was impacted by the adjustment of our deferred tax assets and liabilities related to the reduction in the U.S. federal statutory income tax rate to 21% under the Tax Cuts and Jobs Act enacted on December 22, 2017, as more fully discussed below. Under ASC 740, Income Taxes, the effect of income tax law changes on deferred taxes should be recognized as a component of income tax expense related to continuing operations in the period in which the law is enacted. This requirement applies not only to items initially recognized in continuing operations, but also to items initially recognized in other comprehensive income.

Tax Cuts and Jobs Act. The Tax Cuts and Jobs Act (the "Tax Act") was enacted on December 22, 2017. Among other things, the new law (i) establishes a new, flat corporate federal statutory income tax rate of 21%, (ii) eliminates the corporate alternative minimum tax and allows the use of any such carryforwards to offset regular tax liability for any taxable year, (iii) limits the deduction for net interest expense incurred by U.S. corporations, (iv)  allows businesses to immediately expense, for tax purposes, the cost of new investments in certain qualified depreciable assets, (v) eliminates or reduces certain deductions related to meals and entertainment expenses, (vi) modifies the limitation on excessive employee remuneration to eliminate the exception for performance-based compensation and clarifies the definition of a covered employee and (vii) limits the deductibility of deposit insurance premiums. The Tax Act also significantly changes U.S. tax law related to foreign operations, however, such changes do not currently impact us. Tax expense was increased in the fourth quarter by a provisional $936,000 to reflect the Tax Act changes. The ultimate impact may differ from this provisional amount due to additional analysis, changes in interpretations and assumptions and additional regulatory guidance that may be issued. The provisional amount is expected to be finalized when the 2017 U.S. Corporate income tax return is filed in 2018.

Significant components of deferred taxes at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Deferred tax assets relating to:
Allowance for loan losses	$556	$628
Stock options	15	23
Amortization of intangibles	1	7
Foreclosed asset basis differences	18	207
Unrealized loss on AFS securities	223	148
SERP liability	521	795
Nonaccrual loan interest	65	156
Net operating/economic loss carryforwards	811	1,984
Other	423	217

Total deferred tax assets	$2, 633	$4,165

Deferred tax liabilities relating to:
Prepaid expenses	$(55)	$(124)
Fixed assets	(326)	(444)
Fair value acquisition adjustments, net	(125)	(291)
Total deferred tax liabilities	(506)	(859)
Net recorded deferred tax asset	$2,127	$3,306

The Company evaluated the realization of the remaining gross deferred tax asset of $2.6 million and determined that it was more likely than not that the Company could recognize that asset in the future.

As of December 31, 2017, the Company had a total Net Operating Loss (NOL) carryforward of $3,425,000. The NOL originated in 2009 and can be carried forward for 20 years. It will begin expiring in 2029. As of December 31, 2017, the Bank had a total Net Economic Loss (NEL) carryforward of $3,875,000. The NEL originated in 2009 and can be carried forward for 15 years. It will begin expiring in 2024.